OTHER FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Disclosure of financial liabilities [line items]
Lease liabilities	$ 63.8	$ 35.2	$ 43.5
Royalty payable	12.0	16.5
Severance accrual	38.5	39.7
Deferred share units/performance share units liability (Note 31)	25.1	38.4
Accounts receivable financing credit	10.0	27.6
Derivative liabilities	25.5	15.1
Other	23.0	16.0
Other financial liabilities	197.9	188.5
Current	76.0	78.8
Non-current	$ 121.9	109.7
Accounts receivable financing credit, period	30 days
Lease liabilities	$ 63.8	$ 35.2	$ 43.5